Preferred Stock (Details) (USD $)	12 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Apr. 30, 2013	Jan. 31, 2015	Mar. 25, 2015
Preferred Stock (Textual)
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares designated	10,000,000		10,000,000
Number of preferred stock shares undesignated	6,600,000
Preferred stock, dividend rate - Series A	8.00%
Convertible redeemable preferred stock, description	400,000 are designated as Series A 8% convertible redeemable preferred shares of $0.001 each
Minimum litigation proceedings, net	$ 3,000,000
Preferred Stock, redeemable option, description	Redeem the Series A Stock at a price equal to 130% of the initial investment in the Company by the stockholder at any time after giving the investors notice and allowing them to exercise their conversion rights into common stock 30 days after notice has been received.
Liquidation rights of preferred stock, per share - Series A	$ 5.70
Preferred stock dividend rate - Series B	Series B Stock accrue dividends at the rate per annum equal to (i) 8% of the sum of (x) the Stated Value and (y) the amount of accrued and unpaid dividends payable, out of funds legally available for payment, on January 31st of each year, if paid in cash, or (ii) 10% of the sum of (x) the Stated Value and (y) the amount of accrued and unpaid dividends payable, out of funds legally available for payment, on January 31st of each year, if paid in shares of Common Stock, based upon a price of $5.00 per share of Common Stock.
Weighted average price of common stock, Minimum per share	$ 20
Warrant expiration period - Series A	5 years
Minimum purchase price of common stock	$ 5.00
Maximum common stock under equity incentive plans	1,000,000
Series B convertible preferred stock voting rights, Description	Each holder of Series B Stock is entitled to cast the number of votes equal to two times the number of shares of Common Stock into which such shares of Series B Stock could be converted at the record date for determining stockholders entitled to vote at the meeting.
Common stock, par value	$ 0.001	[1]	$ 0.001	[1]
Series A dividends paid in preferred stock	(29,774)
Subsequent Event [Member]
Preferred Stock (Textual)
Common stock, par value							$ 0.001
Series A convertible redeemable preferred shares [Member]
Preferred Stock (Textual)
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares designated	400,000		400,000
Preferred stock, shares issued	105,000		105,000
Preferred stock, shares outstanding	105,000		105,000
Convertible preferred stock terms of conversion, Conversion price	11.40
Share price					$ 11.40
Convertible Preferred Stock Exchanged					170,804
Liquidation rights of preferred stock, per share - Series A					$ 5.70
Series B convertible preferred stock [Member]
Preferred Stock (Textual)
Preferred stock, par value	$ 0.001		$ 0.001
Convertible redeemable preferred stock, shares designated	3,000,000		3,000,000
Preferred stock, shares issued	2,133,947		2,133,947
Preferred stock, shares outstanding	2,133,947		2,133,947
Accrual preferred stock dividends	570,505		359,243
Series B convertible preferred stock [Member] | Subsequent Event [Member]
Preferred Stock (Textual)
Preferred stock, shares outstanding						2,133,947
Common stock, par value						$ 0.001
Preferred stock, dividend per share						$ 3.50
Preferred stock converted to common stock						1,803,820
Series A Preferred Stock [Member]
Preferred Stock (Textual)
Convertible redeemable preferred stock, shares designated	400,000		400,000
Investment from Stockholder	210,000
Carrying value series A stock	133,350
Accrual preferred stock dividends	$ 48,300		$ 81,442

[1]	After giving retrospective effect to a 2 for 1 reverse stock split which became effective on March 25, 2015 after filing a certificate of amendment to the certificate of incorporation.